Litigation	12 Months Ended
Dec. 31, 2022
Litigation Disclosures [Abstract]
Litigation	LITIGATION
The Progressive Corporation and/or its insurance subsidiaries are named as defendants in various lawsuits arising out of claims made under insurance policies written by our insurance subsidiaries in the ordinary course of business. We consider all legal actions relating to such claims in establishing our loss and loss adjustment expense reserves.
In addition, The Progressive Corporation and/or its insurance subsidiaries are named as defendants in a number of class action or individual lawsuits that challenge certain of the operations of the subsidiaries.
We describe litigation contingencies for which a loss is probable. In addition, we establish accruals for these lawsuits when we can reasonably estimate potential loss exposure, which may include a range of loss, and we will disclose such amount or range of loss if material. As to lawsuits for which the loss is considered probable but not estimable, we do not establish an accrual. Nevertheless, we continue to evaluate this pending litigation to determine if any losses not deemed probable and estimable become so, at which point we would establish an accrual at our best estimate of the loss or range of loss. We also describe litigation contingencies for which a loss is reasonably possible (but not probable). When disclosing reasonably possible litigation contingencies, we will disclose the amount or range of possible loss, if we are able to make that determination and if material. We review all reasonably possible losses on an ongoing basis to determine whether the likelihood of incurring a loss has become probable, or whether the circumstances have changed such that we may now reasonably estimate a range of loss.
We may also be exposed to litigation contingencies that are remote. Remote litigation contingencies are those for which the likelihood of a loss is slight at the balance sheet date. We do not disclose, or establish accruals for, remote litigation contingencies, but we evaluate these contingencies on an ongoing basis to determine whether the likelihood of a loss has increased.
Each year, certain of our pending litigation matters may be brought to conclusion. For cases that have settled, but for which settlement is not complete, an accrual is established at our best estimate of the loss exposure. We regularly review these and other accruals to ensure they are adequate.
Settlements that are complete are fully reflected in our financial statements. The amounts accrued and/or paid for settlements during the periods presented were not material to our consolidated financial condition, cash flows, or results of operations.
The pending lawsuits summarized below are in various stages of development, and the outcomes are uncertain until final disposition or, if probable and estimable, are accrued and immaterial as of December 31, 2022. At period end, except to the extent an immaterial accrual has been established, we do not consider the losses from these pending cases to be both probable and estimable, and we are unable to estimate a range of loss at this time. It is not possible to determine loss exposure for a number of reasons, including, without limitation, one or more of the following:
•liability appears to be remote;
•putative class action lawsuits generally pose immaterial exposure until a class is actually certified, which, historically, has not been granted by courts in the vast majority of our cases in which class certification has been sought;
•even certified class action lawsuits are subject to decertification, denial of liability and/or appeal;
•class definitions are often indefinite and preclude detailed exposure analysis; and
•complaints rarely state an amount sought as relief, and when such amount is stated, it often is a function of pleading requirements and may be unrelated to the potential exposure.
We plan to contest these suits vigorously, but may pursue settlement negotiations in some cases, as we deem appropriate. In the event that any one or more of these cases results in a substantial judgment against us, or settlement by us, or if our accruals (if any) prove to be inadequate, the resulting liability could have a material adverse effect on our consolidated financial condition, cash flows, and/or results of operations. Based on information currently known, we do not believe that the outcome of any pending cases described below will have a material impact on our consolidated financial condition, cash flows, and/or results of operations.
At December 31, 2022, pending lawsuits as described above that challenge certain of the operations of our subsidiaries included:
Lawsuits seeking class/collective action status alleging that:
•we improperly handle, adjust, and pay physical damage claims, including how we value total loss claims, the application of a negotiation adjustment in calculating total loss valuations, the payment of fees and taxes associated with total losses, and the payment of diminution of value damages.
•we improperly adjust PIP claims in Florida.
•we improperly adjust medical bills submitted by insureds or medical providers in medical claims.
•we improperly pay and reimburse Medicare Advantage Plans on first party medical, PIP, and bodily injury claims.
•we sell illusory underinsured motorist coverage.
•we wrongfully withheld or delayed payments owed to insureds under uninsured/underinsured motorist coverage.
•we must pay an insured the pre-loss actual cash value of a totaled vehicle in addition to the value of the salvage vehicle if we take ownership of the salvage vehicle.
•we violated the Telephone Consumer Protection Act.
•we provided an insufficient amount of premium relief to California insureds in response to the COVID-19 pandemic.
•we improperly use marital status as a rating factor when setting premium in California.
•we fail to timely and fully refund premiums to insureds upon taking title to vehicles that have been deemed total losses.
•we improperly use, examine, and record biometric voice prints.
•we mistitle vehicles by failing to include a salvage designation.
•certain of our compensation practices and overtime payment practices are improper, including our classification of certain employees as exempt from overtime pay requirements.
Lawsuits certified or conditionally certified as class/collective actions alleging that:
•we improperly value total loss claims in Florida and Washington.
•we improperly fail to pay fees and taxes associated with total losses in Florida, Michigan, and New York.
•we improperly adjust medical bills in Washington.
•we improperly calculate basic economic loss as it relates to wage loss coverage.
•we improperly fail to timely process and pay PIP claims in Texas.
•that certain of our compensation practices and overtime payment practices are improper, including our classification of certain employees as exempt from overtime pay requirements.
Non-class/collective/representative lawsuits alleging that:
•we breached a contract by improperly handling a portfolio of high-deductible workers’ compensation claims.
•we improperly paid, reimbursed, and reported on claims in which the insured or claimant is a Medicare or Medicaid beneficiary.
•we improperly estimate and pay for physical damage repairs.
•we undervalued and underinsured residential property.
•we failed to provide written notice of cancellation prior to cancelling a homeowner’s insurance policy.
•that various employment policies, practices, and/or decisions are improper.